Fees Summary	Jan. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 250,000,000
Previously Paid Amount
Total Fee Amount	34,525.00
Total Offset Amount	635.26
Net Fee	$ 33,889.74